SUBSEQUENT EVENTS (Narrative) (Details) $ in Millions	Oct. 22, 2025 USD ($)
Subsequent Event | Lakera AI AG (“Lakera”)
Subsequent Event [Line Items]
Total net cash consideration	$ 187